Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Income Taxes [Line Items]
Corporate tax rate of the company	0.00%	0.00%	0.00%
Net increase (decrease) in valuation allowances	$ (15,295)	$ (16,042)
Tax credits, net capital and operating loss carryforwards	773,721	451,247
Tax credits, net capital and operating loss carryforwards having expiration date	$ 214,538	98,912
Tax credits, net capital and operating loss carryforwards expiration date	Through 2036 for $214,538 in net operating losses
Gross unrecognized tax benefits	$ 196,668	126,706	$ 123,942	$ 130,371
Accrued income taxes payable for interest and penalties relating to unrecognized tax benefits	31,138	22,219
Accrued income taxes payable recognized in the statements of income	8,919	$ 1,364
Expected decrease in unrecognized tax benefits within next 12 months	$ 28,066
September 30, 2014 [Member]
Income Taxes [Line Items]
Tax credits, net capital and operating loss carryforwards expiration date	Through 2035 for $98,912 in net operating losses